Net loss per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Net loss per share

12.	Net loss per share

Basic and diluted net loss per share

The calculation of basic net loss per share for the year ended December 31, 2021 was based on the loss attributable to common shareholders of $2,668,254 (2020 - $3,129,368; 2019 - $3,763,075) and a weighted average number of common shares outstanding of 133,842,894 (2020 - 117,264,220; 2019 - 111,726,719).

The calculation of diluted net loss per share for the year ended December 31, 2021, 2020 and 2019 did not include the effect of stock options and warrants, as they were considered to be anti-dilutive.